Finance costs	12 Months Ended
Dec. 31, 2017
Finance costs
Finance costs

8.          Finance costs

	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Interest on:
Bank and other borrowings	25,543	17,793	11,879
Interest on finance leases	232	62	—
Interest on convertible bonds	15,818	16,352	13,238
Interest on corporate bonds	22,405	22,327	22,253
Interest on medium-term notes	8,185	4,625	—
Interest on short-term notes	1,164	1,509	—
Less: government funding (Note 11.5)	(24,182)	(11,639)	(4,895)
Total interest expense for financial liabilities not classified as at FVTPL	49,165	51,029	42,475
Less: amounts capitalized	(31,144)	(27,992)	(30,257)
	18,021	23,037	12,218

The weighted average effective interest rate on funds borrowed generally is 1.65% per annum (2016:  2.12% per annum and 2015:  3.75% per annum).